Cover	Oct. 31, 2022
Cover [Abstract]
Entity Registrant Name	UPEXI, INC.
Entity Central Index Key	0001775194
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	true
Document Period End Date	Oct. 31, 2022
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV
Entity File Number	333-25526
Entity Tax Identification Number	83-3378978
Entity Address Address Line 1	17129 US Hwy 19 N
Entity Address City Or Town	Clearwater
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33760
City Area Code	701
Local Phone Number	353-5425
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001
Trading Symbol	UPXI
Security Exchange Name	NASDAQ
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K/A amends the Current Report on Form 8-K of Upexi, Inc. (the “Company”) filed on November 3, 2022 (the “Original Report”). The Original Report was filed to report the completion of the Company’s acquisition of E-Core Technology, Inc. d/b/a New England Technology, Inc., a Florida corporation (“E-Core”). In response to parts (a) and (b) of Item 9.01 of the Original Report, the Company stated that it would file the required financial information by amendment, as permitted by Items 9.01(a) and 9.01(b) of Form 8-K. The Company hereby amends the Original Report in order to provide part (a) and (b) of Item 9.01. This Amendment No. 1 does not amend any other items of the Original Report and all other information previously reported in or filed with the Original Report is hereby incorporated by reference to this Form 8-K/A. The pro forma financial information included in this Amendment No. 1 has been presented for informational purposes only, as required by Form 8-K. It does not purport to represent the actual results of operations that the Company and E-Core would have achieved had the companies been condensed combined during the periods presented in the pro forma financial information and is not intended to project the future results of operations that the condensed combined company may achieve after completion of the acquisition.